Significant capital and funding transactions - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions				3 Months Ended
	Jan. 28, 2021	Jan. 20, 2021	Nov. 02, 2020	Jan. 31, 2021	Jan. 31, 2020
Disclosure of classes of share capital [line items]
Issue of share capital				$ 1,283	$ 18
Limited Recourse Capital Notes [Member]
Disclosure of classes of share capital [line items]
Trust Assets				$ 1,250
Stock Issue face value | $ / shares			$ 1,000
Limited Recourse Capital Notes Series Two [Member]
Disclosure of classes of share capital [line items]
Interest rate				4.00%
Maturity				February 24, 2081
Borrowings adjustment to interest rate basis				3.617%
Borrowings, interest rate basis				5-year Government of Canada Yield plus 3.617%
Preferred Shares Series BQ [Member]
Disclosure of classes of share capital [line items]
Issue of share capital			$ 1,250
Stock Issue face value | $ / shares				$ 1,000
Subordinated debentures [member]
Disclosure of classes of share capital [line items]
Dated subordinated liabilities		$ 1,500
Interest rate		3.31%		1.67%
Maturity	January 28, 2028	January 20, 2026
Redemption date		Jan. 20, 2021
Percentage of principal amount		100.00%
Dated subordinated issued	$ 1,000
Borrowings adjustment to interest rate basis	0.55%
Borrowings, interest rate basis	January 28, 2033